INVENTORY, NET - Disclosure of Current Inventories (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Inventories [Abstract]
Raw materials and consumables	$ 1,297	$ 1,485
Fuel products	623	850
Work in progress	876	778
RTFO certificates	518	415
Finished goods and other	1,652	1,658
Carrying amount of inventories	$ 4,966	$ 5,186